Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	NAUTICUS ROBOTICS, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4
Entity Central Index Key	0001849820
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1699753